Mainland China Contribution Plan - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2019 CNY (¥)
Defined Contribution Plan Disclosure [Line Items]
Contributions for employee benefits	¥ 12,148	$ 1,877	¥ 18,823	¥ 16,799
Covid-19
Defined Contribution Plan Disclosure [Line Items]
Defined contribution temporary exemption amount	¥ 4,213	$ 651